Taxes (Details) - Schedule of Components of Deferred Tax Assets and Liabilities	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 987,848	$ 139,473	¥ 372,554
Net operating loss carryforward	19,352,270	2,732,329	49,695,212
Less: valuation allowance	(19,352,270)	(2,732,329)	(50,067,766)
Deferred tax assets, net	987,848	139,473
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations			1,679,063
Total deferred tax liabilities, net			¥ 1,679,063